Redeemable Non-Controlling Interestes	12 Months Ended
May 31, 2019
Temporary Equity Disclosure [Abstract]
Redeemable Non-Controlling Interestes
16.	REDEEMABLE NON-CONTROLLING INTERESTES
On April 24, 2018, Koolearn Holding entered into preferred share purchase agreements with a group of investors to issue an aggregate of 64,396,251 Series B convertible redeemable participating preferred shares (“Series B”) for an aggregate consideration of US$92,699. On May 17, 2018, Koolearn Holding entered into preferred share purchase agreement with an investor to issue 90,416,181
Series A convertible redeemable participating preferred shares (“Series A”) with fair value of US$113,925.
The transactions were completed in May 2018. After the issuance of Series B and Series A preferred shares, the Group held approximately 68% equity interests in Koolearn Holding on a fully-diluted basis.
The Group classified Series B and Series A preferred shares as mezzanine equity since they are contingently redeemable at any time after December 31, 2019 by the holders in the event that (i) a qualified initial public offering (“QIPO”) has not occurred, or (ii) any material violation of applicable laws, or (iii) material breach of representations, warranties, undertaking or other obligations by Koolearn Holding’s group entities or shareholders, or (iv) at any time any other preferred shareholder requests for redemption. These matters are not certain to occur and are not solely within the control of Koolearn Holding. As of May 31, 2018, the Company determined the redemption is not probable and accordingly, did not adjust the carrying amount of the Series B and Series A preferred shares to the redemption value as Koolearn Holding was in the process of an initial public offering and had made an application for listing its securities on the Stock Exchange of Hong Kong Limited.
The key terms of the Series B and Series A preferred shares are summarized as below:
Voting rights
Preferred shareholders have the right to
one
vote for each ordinary share into which each outstanding preferred share held could then be converted.
Dividends
Each holder of the Series A preferred shares and the Series B preferred shares shall be entitled to receive dividends and distributions from Koolearn Holding. Any dividend available for distribution shall be distributed ratably among all shareholders, on an as-converted basis.

Liquidation preference
In the event of any liquidation, all assets and funds of Koolearn Holding legally available for distribution to the shareholders (the “Liquidation Proceeds”), shall be distributed to the shareholders in the following manners:

(i)
Before any distribution or payment shall be made to the holders of any ordinary shares, the Series A shareholders, the Series B shareholders shall be entitled to receive for each outstanding Series B shares held, the higher of the following: (i) an amount equal to
100
% of the Series B issue price, together with a
10
% annual compound interest accrued thereon (calculated from the Series B issuance date to the date of the liquidation), plus all declared but unpaid dividends; or (ii) the pro rata share of the Liquidation Proceeds of the Series B shareholders calculated on an as-converted basis.

(ii)
Before any distribution or payment shall be made to the holders of any ordinary shares, each Series A shareholder shall be entitled to receive the higher of the following; (i) an amount equal to 120% of the Series A issue price, plus all declared but unpaid dividends; or (ii) the pro rata share of the Liquidation Proceeds of the Series A shareholders calculated on an as-converted basis.

(iii)
After distribution or payment in full in pursuant to (i) and (ii), the remaining Liquidation Proceeds shall be distributed ratably among the ordinary shareholders of Koolearn Holding in proportion to the number of ordinary shares they held.

Redemption
To the extent permitted by applicable law and upon the occurrence of redemption events as defined in the articles of association of the Company, the Company is contractually obligated to redeem all or part of the issued and outstanding preferred shares upon request.
Conversion
Each preferred share shall automatically be converted into ordinary share of Koolearn Holding based on the then-effective conversion ratio (the “Conversion Price”) applicable to such preferred share (i) upon the approval of Series A shareholders with respect to the conversion of Series A preferred shares, (ii) upon the approval of Series B shareholders with respect to the conversion of the Series B preferred shares, or (iii) immediately prior to the occurrence of a QIPO.
The Conversion Price of the preferred shares was initially the issuance price of the preferred shares at an initial conversion ratio of 1:1, and shall be adjusted from time to time for proportional adjustment (the “Proportional Adjustment”), which means the Conversion Price adjustment in the event that if at any time the number of outstanding ordinary shares proportionately changes.
Koolearn Holding has determined that there was no beneficial conversion feature attributable to the various series of preferred shares because the initial conversion prices was higher than the fair value of Koolearn Holding’s ordinary shares on issue date of each series preferred shares.
In March 2019, Koolearn Holding completed its QIPO in Hong Kong and the Group reclassified the mezzanine equity amounting to US$206,624 to additional paid-in capital and non-controlling interest.